Average Annual Total Returns - Horizon Multi-Factor Small/Mid Cap Fund		12 Months Ended	22 Months Ended	24 Months Ended
		Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024 [2]
S&P 500 Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%		25.54%
S&P 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.34%		14.74%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		21.66%		22.22%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.76%		21.64%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.91%		17.12%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		21.45%	20.01%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the S&P 1000 Total Return Index to the S&P 500 Total Return Index.
[2]	Inception date is December 20, 2022 for Investor Class Shares and March 7, 2023 for Advisor Class Shares. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.